Loans and advances to clients (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classification [Abstract]
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss		R$ 0	R$ 619,180	R$ 0
Loans and Receivables		0	0	272,420,157
Financial Assets Measured At Amortized Cost		326,699,480	301,072,207	0
Of which:
Loans and receivables at amortized cost		347,256,660	321,314,010	287,829,213
Impairment losses		(20,557,180)	(20,241,803)	(15,409,056)
Loans and advances to customers, net		326,699,480	301,691,387	272,420,157
Loans and advances to customers, gross		347,256,660	321,933,190	287,829,213
Type:
Loans operations	[1]	329,910,319	308,364,517	272,561,017
Lease Portfolio		2,111,842	1,836,504	1,888,444
Repurchase agreements		10,500	509,147	403,415
Other receivables	[2]	15,223,999	11,223,022	12,976,337
Total		R$ 347,256,660	R$ 321,933,190	R$ 287,829,213

[1]	Includes loans and other loans with credit characteristics.
[2]	Refers substantially to Foreign Exchange Transactions and Other Receivables with credit granting characteristics.